Employee Compensation Costs (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure Of Detailed Information About Employee Compensation Costs

	2020	2019	2018
	RMB	RMB	RMB
Wages, salaries and allowances	98,832	101,815	95,761
Social security costs	48,772	52,503	48,630

	147,604	154,318	144,391